Segmentation of key figures - Net sales by region (Details 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	6.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,280	$ 14,618	14,135
US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	3.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,799	$ 9,460	9,093
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	4.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,433	$ 3,414	3,350
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	2.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 35,684	$ 33,491	31,557
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	6.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,761	$ 11,260	10,781
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	4.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 17,933	$ 17,259	15,760
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	10.00%
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	8.00%
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 13,789	$ 11,864	10,857
Innovative Medicines | US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%	9.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 8,458	$ 8,097	7,702
Innovative Medicines | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	5.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,649	$ 2,635	2,592
Innovative Medicines | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	2.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 28,573	$ 26,258	24,174
Innovative Medicines | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	9.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,141	$ 8,634	8,104
Innovative Medicines | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	7.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 12,818	$ 12,296	11,127
Innovative Medicines | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	11.00%
Sandoz
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(2.00%)
Sandoz | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(2.00%)
Sandoz | US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,491	$ 2,754	3,278
Sandoz | US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)	(16.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,341	$ 1,363	1,391
Sandoz | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(2.00%)
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 784	$ 779	758
Sandoz | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	3.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,111	$ 7,233	7,383
Sandoz | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(2.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,620	$ 2,626	2,677
Sandoz | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%	(2.00%)
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,115	$ 4,963	4,633
Sandoz | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	7.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 37,714	$ 34,892	32,278
Net sales, change in %	8.00%	8.00%
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,731	$ 9,859	$ 10,060